Stock-based compensation (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Options, beginning	2,843,115	1,342,819	731,772
Granted	467,617	2,292,539	851,131
Exercised or converted	(1,214,402)	(259,338)	(213,750)
Forfeited or cancelled	0	(333,905)	(26,334)
Expired	0	(199,000)	0
Options, ending	2,096,330	2,843,115	1,342,819
Options vested	1,962,997	2,838,089	911,451
Options non-vested	133,333	5,026	431,368
Weighted-average exercise price, beginning	$ 0.99	$ 2.76	$ 3.61
Granted	1.48	0.99	1.56
Exercised or converted	1.57	1.00	0.98
Forfeited or cancelled	.00	0.05	0.05
Expired	.00	5.19	0.00
Weighted-average exercise price, ending	1.48	0.99	2.76
Weighted-average exercise price vested	$ 1.57	$ 1.00	$ 3.28
Weighted average remaining contractual term outstanding	4 years 5 months 8 days	5 years 2 months 8 days	3 years
Weighted average remaining contractual term vested	4 years 3 months 22 days	5 years 2 months 8 days	2 years 3 months 4 days
Aggregate intrinsic value exercised or converted	$ 2,046,219	$ 581,477	$ 238,614
Aggregate intrinsic value outstanding	554,377	3,693,941	(895,404)
Aggregate intrinsic value vested	$ 329,716	$ 3,682,672	$ (1,082,233)